Schedule of Deferred Tax Assets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
ScheduleOfDeferredTaxAssetLineItem [Line Items]
Federal and State net operating loss	$ 3,886	$ 3,886		$ 3,830
Foreign net operating loss	18	18		18
Other
Gross deferred tax assets	3,904	3,904		3,848
Less: Valuation allowance	(3,904)	(3,904)	$ (3,800)	(3,848)
Net deferred tax asset